Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 85% Portfolio
September 30, 2025
VF85-NPRT3-1125
1.837323.119
Bond Funds - 12.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	858,925	7,867,753
Fidelity High Income Fund (b)	2,382,529	19,417,608
Fidelity Inflation-Protected Bond Index Fund (b)	2,327,641	21,856,549
Fidelity Long-Term Treasury Bond Index Fund (b)	68,077	641,286
Fidelity New Markets Income Fund (b)	38,498	518,946
Fidelity Total Bond Fund (b)	5,041,230	48,849,516
VIP Investment Grade Bond II Portfolio - Investor Class (b)	4,992,506	48,826,712
TOTAL BOND FUNDS (Cost $143,316,321)		147,978,370

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	346,594	18,598,234
Fidelity Commodity Strategy Fund (b)	57,021	5,576,129
Fidelity Contrafund (b)	714,453	17,689,861
Fidelity Enhanced Large Cap Core ETF (b)	322,574	12,022,333
Fidelity Fundamental Small-Mid Cap ETF (b)	549,073	16,038,422
Fidelity Hedged Equity Fund (b)	769,743	11,422,985
Fidelity Real Estate Investment Portfolio (b)	60,297	2,327,446
Fidelity Stock Selector Small Cap Fund (b)	986,624	39,938,542
VIP Stock Selector Portfolio - Investor Class (b)	33,195,188	460,749,216
VIP Value Strategies Portfolio - Investor Class (b)	1,379,680	21,440,225
TOTAL DOMESTIC EQUITY FUNDS (Cost $462,999,715)		605,803,393

International Equity Funds - 33.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	248,428	19,603,419
Fidelity Emerging Markets Discovery Fund (b)	286,891	5,445,190
Fidelity Emerging Markets Fund (b)	1,871,105	89,719,501
Fidelity Enhanced International ETF (b)	619,842	21,868,026
Fidelity Global Commodity Stock Fund (b)	141,067	3,049,862
Fidelity Infrastructure Fund (b)	68,330	1,160,249
Fidelity International Capital Appreciation Fund (b)	1,029,679	39,117,490
Fidelity International Discovery Fund (b)	510,260	30,590,088
Fidelity International Small Cap Opportunities Fund (b)	632,752	15,255,652
Fidelity International Value Fund (b)	1,001,871	13,705,589
Fidelity Japan Fund (b)	32,045	673,908
Fidelity Japan Smaller Companies Fund (b)	243,628	4,740,991
Fidelity Overseas Fund (b)	1,628,652	122,767,799
Fidelity Total International Equity Fund (b)	892,277	13,000,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $275,978,730)		380,698,233

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	20,000	19,966
US Treasury Bills 0% 10/2/2025 (d)	4.29	1,000,000	999,889
US Treasury Bills 0% 10/9/2025 (d)	4.30	710,000	709,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,729,176)			1,729,214

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $12,961,633)	4.21	12,959,042	12,961,634

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $896,985,575)	1,149,170,844
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,598,562
NET ASSETS - 100.0%	1,151,769,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	136	12/19/2025	18,940,040	(42,669)	(42,669)
ICE MSCI Emerging Markets Index Contracts (United States)	248	12/19/2025	16,860,280	126,206	126,206

TOTAL EQUITY CONTRACTS					83,537

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	91	12/19/2025	10,236,078	54,979	54,979

TOTAL FUTURES CONTRACTS					138,516
The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,156,278.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,251,223	92,644,323	81,935,048	255,701	1,136	-	12,961,634	12,959,042	0.0%
Total	2,251,223	92,644,323	81,935,048	255,701	1,136	-	12,961,634

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	14,524,992	1,401,250	-	1,733	-	2,671,992	18,598,234	346,594
Fidelity Canada Fund	10,051,210	8,462,713	928,999	-	(17,370)	2,035,865	19,603,419	248,428
Fidelity Commodity Strategy Fund	2,609,210	4,243,215	1,435,192	101,591	(413,377)	572,273	5,576,129	57,021
Fidelity Contrafund	14,449,975	1,420,277	819,029	119,468	25,632	2,613,006	17,689,861	714,453
Fidelity Emerging Markets Discovery Fund	6,024,131	1,014,526	3,147,591	-	407,474	1,146,650	5,445,190	286,891
Fidelity Emerging Markets Fund	84,368,625	10,343,988	27,420,916	-	4,632,515	17,795,289	89,719,501	1,871,105
Fidelity Enhanced International ETF	21,649,757	83,155	5,837,638	565,452	1,287,476	4,685,276	21,868,026	619,842
Fidelity Enhanced Large Cap Core ETF	9,382,811	31,958,018	28,936,953	92,693	(559,449)	177,906	12,022,333	322,574
Fidelity Enhanced Mid Cap ETF	3,767,041	3,878,112	7,260,871	4,389	(93,342)	(290,940)	-	-
Fidelity Enhanced Small Cap ETF	5,452,431	3,590,577	8,316,207	-	(375,759)	(351,042)	-	-
Fidelity Floating Rate High Income Fund	4,923,357	3,351,161	307,454	390,969	(1,785)	(97,526)	7,867,753	858,925
Fidelity Fundamental Small-Mid Cap ETF	3,027,118	12,165,998	242,320	73,457	(26,303)	1,113,929	16,038,422	549,073
Fidelity Global Commodity Stock Fund	1,945,858	690,905	107,677	-	(480)	521,256	3,049,862	141,067
Fidelity Hedged Equity Fund	12,127,648	4,566,307	6,982,927	-	897,533	814,424	11,422,985	769,743
Fidelity High Income Fund	4,893,512	17,828,071	4,307,341	662,746	3,766	999,600	19,417,608	2,382,529
Fidelity Inflation-Protected Bond Index Fund	13,725,438	12,762,546	5,628,586	233,948	(435,139)	1,432,290	21,856,549	2,327,641
Fidelity Infrastructure Fund	931,485	6,727	-	6,728	-	222,037	1,160,249	68,330
Fidelity International Capital Appreciation Fund	-	15,773,560	262,343	3,741	(7,586)	5,416,402	39,117,490	1,029,679
Fidelity International Capital Appreciation Fund	19,713,204	3,808,671	1,306,651	2,287,460	(3,269)	(4,014,498)	-	-
Fidelity International Discovery Fund	23,746,660	2,881,526	2,006,537	-	35,222	5,933,217	30,590,088	510,260
Fidelity International Small Cap Fund	9,890,353	1,047,931	13,162,328	-	6,982	2,217,062	-	-
Fidelity International Small Cap Opportunities Fund	11,851,284	1,382,629	864,483	-	(84,664)	2,970,886	15,255,652	632,752
Fidelity International Value Fund	14,860,335	1,392,575	7,875,704	-	2,041,615	3,286,768	13,705,589	1,001,871
Fidelity Japan Fund	528,424	-	-	-	-	145,485	673,909	32,045
Fidelity Japan Smaller Companies Fund	6,913,423	-	3,680,601	-	738,444	769,725	4,740,991	243,628
Fidelity Long-Term Treasury Bond Index Fund	9,388,546	6,475,044	15,485,712	287,078	(830,185)	1,093,593	641,286	68,077
Fidelity New Markets Income Fund	468,695	18,786	-	19,194	-	31,466	518,947	38,498
Fidelity Overseas Fund	92,780,850	18,815,449	7,670,191	-	166,872	18,674,819	122,767,799	1,628,652
Fidelity Real Estate Investment Portfolio	4,613,495	389,413	2,728,765	75,870	(112,716)	166,019	2,327,446	60,297
Fidelity Stock Selector Small Cap Fund	21,842,967	16,740,372	1,700,688	-	(27,088)	3,082,979	39,938,542	986,624
Fidelity Total Bond Fund	46,447,709	16,659,714	15,615,059	1,346,481	(83,086)	1,440,238	48,849,516	5,041,230
Fidelity Total International Equity Fund	-	13,000,469	-	-	-	-	13,000,469	892,277
VIP Investment Grade Bond II Portfolio - Investor Class	46,251,001	15,291,269	15,296,017	8,492	(551,328)	3,131,787	48,826,712	4,992,506
VIP Stock Selector Portfolio - Investor Class	413,426,873	41,400,425	49,621,123	-	2,762,207	52,780,834	460,749,216	33,195,188
VIP Value Strategies Portfolio - Investor Class	19,575,950	2,643,852	1,116,074	372,555	(45,893)	382,390	21,440,225	1,379,680
	956,154,368	275,489,231	240,071,977	6,654,045	9,336,919	133,571,457	1,134,479,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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